UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

PRIME CASH RESERVES PORTFOLIO

FORM N-Q

NOVEMBER 30, 2015

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 101.9%
Asset-Backed Commercial Paper - 1.5%
Old Line Funding LLC	0.300%	12/23/15	$50,000,000	$49,990,833	(a)(b)
Old Line Funding LLC	0.280%	1/12/16	70,000,000	69,977,133	(a)(b)
Old Line Funding LLC	0.250%	1/20/16	50,000,000	49,982,639	(a)(b)
Old Line Funding LLC	0.280%	1/20/16	125,000,000	124,951,389	(a)(b)
Old Line Funding LLC	0.350%	2/16/16	25,000,000	24,981,285	(a)(b)

Total Asset-Backed Commercial Paper				319,883,279

Bank Notes - 0.6%
Bank of America N.A.	0.400%	1/11/16	139,400,000	139,400,000

Certificates of Deposit - 32.6%
Bank of Montreal	0.290%	1/7/16	86,250,000	86,250,000
Bank of Montreal	0.367%	1/20/16	25,000,000	25,000,000	(c)
Bank of Montreal	0.510%	2/16/16	58,000,000	58,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.150%	12/2/15	165,000,000	165,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.397%	1/14/16	180,000,000	180,000,000	(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.517%	1/20/16	5,950,000	5,950,000	(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	3/18/16	170,000,000	170,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	4/5/16	75,000,000	75,000,000
BNP Paribas NY Branch	0.430%	1/8/16	10,000,000	10,000,000
BNP Paribas NY Branch	0.300%	2/5/16	125,000,000	125,000,000
BNP Paribas NY Branch	0.500%	2/12/16	25,000,000	25,000,000
BNP Paribas NY Branch	0.399%	2/17/16	200,000,000	200,000,000	(c)
BNP Paribas NY Branch	0.510%	2/22/16	55,000,000	55,000,000
BNP Paribas NY Branch	0.500%	4/11/16	88,000,000	88,000,000
Canadian Imperial Bank of Commerce	0.100%	12/1/15	225,000,000	225,000,000
Canadian Imperial Bank of Commerce	0.250%	1/25/16	144,000,000	144,000,000
Canadian Imperial Bank of Commerce	0.367%	2/8/16	100,000,000	100,000,000	(c)
Citibank N.A.	0.310%	12/8/15	70,000,000	70,002,449
Citibank N.A.	0.290%	1/5/16	86,600,000	86,600,000
Citibank N.A.	0.380%	2/24/16	168,000,000	168,000,000
Credit Suisse NY	0.396%	1/11/16	99,900,000	99,900,000	(c)
Credit Suisse NY	0.439%	2/17/16	135,000,000	135,000,000	(c)
DnB NOR Bank ASA	0.400%	3/29/16	100,000,000	100,000,000
HSBC Bank USA	0.340%	1/4/16	37,000,000	37,000,000	(c)
Landesbank Hessen-Thuringen	0.120%	12/1/15	273,535,000	273,535,000
Landesbank Hessen-Thuringen	0.570%	2/19/16	29,700,000	29,717,062
Mitsubishi UFJ Trust & Banking NY	0.420%	2/25/16	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking NY	0.510%	4/5/16	25,000,000	25,000,000
Mizuho Bank Ltd.	0.433%	1/29/16	50,000,000	50,000,000	(c)
Mizuho Bank Ltd.	0.390%	2/22/16	238,800,000	238,800,000
Mizuho Bank Ltd.	0.510%	2/24/16	75,000,000	75,000,000
Nordea Bank Finland PLC	0.400%	2/29/16	89,705,000	89,705,000
Nordea Bank Finland PLC	0.355%	3/9/16	50,000,000	50,000,000	(c)
Norinchukin Bank	0.180%	12/4/15	120,000,000	120,000,300
Norinchukin Bank	0.578%	2/19/16	39,250,000	39,250,000	(c)
Norinchukin Bank	0.510%	3/18/16	90,000,000	90,000,000
Norinchukin Bank	0.500%	3/24/16	150,000,000	150,000,000
Norinchukin Bank	0.510%	4/6/16	75,000,000	75,000,000
Norinchukin Bank	0.500%	4/22/16	25,000,000	24,999,505
Oversea-Chinese Banking Corp. Ltd.	0.180%	1/5/16	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.381%	1/25/16	51,500,000	51,500,000	(c)
Oversea-Chinese Banking Corp. Ltd.	0.270%	2/4/16	100,000,000	100,000,000
Rabobank Nederland NY	0.365%	3/9/16	75,000,000	75,000,000	(c)
Royal Bank of Canada	0.515%	2/10/16	130,475,000	130,475,000

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Skandinaviska Enskilda Banken AB	0.307%	12/15/15	$150,000,000	$150,000,000	(c)
Standard Chartered Bank NY	0.410%	12/28/15	21,250,000	21,250,000
Standard Chartered Bank NY	0.430%	1/4/16	75,000,000	75,000,000
Standard Chartered Bank NY	0.430%	1/5/16	125,000,000	125,000,000
State Street Bank & Trust Co.	0.350%	12/14/15	100,000,000	100,000,000
State Street Bank & Trust Co.	0.366%	2/11/16	99,350,000	99,351,144	(c)
Sumitomo Mitsui Banking Corp.	0.397%	1/12/16	100,000,000	100,000,000	(c)
Sumitomo Mitsui Banking Corp.	0.433%	1/29/16	95,000,000	95,000,000	(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.413%	1/22/16	49,800,000	49,800,000	(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.310%	1/26/16	200,000,000	200,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.433%	1/29/16	50,000,000	50,000,000	(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.520%	3/17/16	50,000,000	50,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.500%	4/5/16	100,000,000	100,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.510%	4/25/16	174,000,000	174,000,000
Svenska Handelsbanken NY	0.305%	12/2/15	60,000,000	60,000,308
Svenska Handelsbanken NY	0.405%	3/3/16	95,000,000	95,001,226
Toronto Dominion Bank NY	0.345%	1/8/16	150,000,000	150,000,000	(c)
Toronto Dominion Bank NY	0.500%	1/27/16	86,750,000	86,750,000
Toronto Dominion Bank NY	0.260%	2/8/16	100,000,000	100,000,000
Toronto Dominion Bank NY	0.400%	3/1/16	137,000,000	137,000,000
UBS AG Stamford Branch	0.407%	2/17/16	125,000,000	125,000,000	(c)
UBS AG Stamford Branch	0.437%	2/19/16	85,000,000	85,000,000	(c)
UBS AG Stamford Branch	0.505%	4/25/16	45,000,000	45,000,000
Wells Fargo Bank N.A.	0.332%	12/23/15	5,000,000	5,000,003	(c)
Wells Fargo Bank N.A.	0.347%	1/13/16	49,500,000	49,500,000	(c)
Wells Fargo Bank N.A.	0.310%	2/4/16	195,000,000	195,000,000	(c)
Wells Fargo Bank N.A.	0.360%	3/4/16	75,000,000	75,000,000	(c)
Wells Fargo Bank N.A.	0.365%	3/9/16	75,000,000	75,000,000	(c)

Total Certificates of Deposit				6,994,336,997

Commercial Paper - 42.5%
American Honda Finance	0.200%	1/22/16	90,100,000	90,073,971	(b)
ANZ National International Ltd.	0.411%	12/22/15	50,000,000	49,988,042	(a)(b)
ANZ National International Ltd.	0.421%	1/13/16	50,000,000	49,974,917	(a)(b)
ANZ National International Ltd.	0.421%	1/19/16	94,750,000	94,695,835	(a)(b)
ANZ National International Ltd.	0.270%	1/29/16	47,000,000	46,979,202	(a)(b)
ANZ National International Ltd.	0.300%	2/12/16	35,000,000	34,978,708	(a)(b)
ASB Finance Ltd.	0.320%	2/12/16	40,000,000	39,974,044	(a)(b)
ASB Finance Ltd.	0.300%	2/26/16	80,000,000	79,942,000	(a)(b)
Australia & New Zealand Banking Group Ltd.	0.400%	2/25/16	180,000,000	179,828,000	(a)(b)
Automatic Data Processing Inc.	0.110%	12/1/15	24,200,000	24,200,000	(a)(b)
Bank Nederlandse Gemeenten NV	0.305%	12/1/15	137,000,000	137,000,000	(a)(b)
Bank of Nova Scotia	0.400%	2/22/16	92,520,000	92,434,676	(a)(b)
Bank of Nova Scotia	0.481%	4/6/16	85,000,000	84,856,067	(a)(b)
Bank of Nova Scotia	0.481%	4/7/16	61,000,000	60,895,893	(a)(b)
Bank of Nova Scotia	0.501%	5/11/16	146,750,000	146,424,853	(a)(b)
BNZ International Funding Ltd.	0.355%	3/7/16	199,250,000	199,059,412	(a)(b)
BNZ International Funding Ltd.	0.375%	3/9/16	35,000,000	35,000,000	(a)(c)
Caisse des Depots et Consignations	0.150%	12/4/15	155,000,000	154,998,146	(b)(d)
Caisse des Depots et Consignations	0.340%	3/3/16	50,000,000	49,956,083	(b)(d)
Caisse des Depots et Consignations	0.400%	3/4/16	200,000,000	199,791,110	(b)(d)
Caisse des Depots et Consignations	0.361%	3/24/16	100,000,000	99,886,000	(b)(d)
Chevron Corp.	0.105%	12/11/15	25,000,000	24,999,271	(a)(b)
Coca-Cola Co.	0.421%	1/26/16	68,000,000	67,955,573	(a)(b)
Coca-Cola Co.	0.421%	1/27/16	86,000,000	85,942,810	(a)(b)
Coca-Cola Co.	0.421%	1/28/16	28,400,000	28,380,783	(a)(b)
CPPIB Capital Inc.	0.150%	12/2/15	127,320,000	127,319,469	(b)(d)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Credit Agricole Corporate and Investment Bank	0.080%	12/1/15	$190,000,000	$190,000,000	(b)
Credit Suisse NY	0.451%	1/4/16	100,000,000	99,957,500	(b)
Credit Suisse NY	0.541%	3/16/16	50,000,000	49,920,500	(b)
Credit Suisse NY	0.541%	3/16/16	45,000,000	44,928,450	(b)
Danske Corp.	0.310%	12/18/15	50,000,000	49,992,681	(a)(b)
Danske Corp.	0.310%	1/5/16	50,000,000	49,984,931	(a)(b)
Danske Corp.	0.310%	1/8/16	40,000,000	39,986,911	(a)(b)
Danske Corp.	0.400%	2/29/16	100,000,000	99,900,000	(a)(b)
DBS Bank Ltd.	0.401%	1/11/16	100,000,000	99,954,444	(a)(b)
DBS Bank Ltd.	0.330%	2/4/16	40,000,000	39,976,167	(a)(b)
DBS Bank Ltd.	0.400%	2/23/16	133,605,000	133,480,302	(a)(b)
DBS Bank Ltd.	0.400%	2/29/16	100,000,000	99,900,000	(a)(b)
DBS Bank Ltd.	0.400%	3/1/16	119,000,000	118,879,678	(a)(b)
DnB NOR Bank ASA	0.375%	3/8/16	100,000,000	100,000,000	(a)(c)
DnB NOR Bank ASA	0.401%	3/29/16	100,000,000	99,867,778	(a)(b)
Government of Quebec	0.140%	12/2/15	19,700,000	19,699,923	(a)(b)
HSBC Bank PLC	0.381%	1/12/16	99,500,000	99,500,000	(a)(c)
HSBC USA Inc.	0.491%	3/23/16	36,750,000	36,693,477	(a)(b)
ING U.S. Funding LLC	0.370%	3/2/16	130,000,000	129,877,078	(b)
ING U.S. Funding LLC	0.521%	3/16/16	100,000,000	99,846,889	(b)
ING U.S. Funding LLC	0.521%	3/17/16	140,000,000	139,783,622	(b)
ING U.S. Funding LLC	0.521%	4/25/16	55,000,000	54,884,011	(b)
JPMorgan Securities LLC	0.401%	12/4/15	73,990,000	73,987,534	(b)
JPMorgan Securities LLC	0.421%	12/22/15	30,000,000	29,992,650	(b)
JPMorgan Securities LLC	0.414%	1/29/16	90,000,000	90,000,000	(c)
JPMorgan Securities LLC	0.390%	3/4/16	70,500,000	70,500,000	(c)
JPMorgan Securities LLC	0.521%	4/25/16	50,000,000	49,894,556	(b)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.270%	2/3/16	50,000,000	49,976,000	(b)
Landesbank Hessen-Thuringen	0.501%	3/18/16	46,250,000	46,180,625	(a)(b)
Lloyds Bank PLC	0.411%	12/24/15	27,500,000	27,492,797	(b)
Lloyds Bank PLC	0.411%	12/30/15	294,500,000	294,402,733	(b)
Lloyds Bank PLC	0.501%	2/12/16	90,000,000	89,908,750	(b)
Microsoft Corp.	0.170%	1/20/16	61,000,000	60,985,597	(a)(b)
Mizuho Bank Ltd.	0.320%	1/14/16	32,500,000	32,487,289	(a)(b)
Mizuho Bank Ltd.	0.511%	3/21/16	50,000,000	49,921,375	(a)(b)
Mizuho Bank Ltd.	0.511%	3/21/16	30,565,000	30,516,937	(a)(b)
National Australia Bank Ltd.	0.335%	1/12/16	70,000,000	70,000,000	(a)(c)
National Australia Bank Ltd.	0.400%	3/1/16	200,000,000	199,797,777	(a)(b)
Natixis NY	0.060%	12/1/15	140,000,000	140,000,000	(b)
NRW Bank	0.135%	12/3/15	404,250,000	404,246,968	(a)(b)
Ontario Teachers’ Finance Trust	0.400%	2/18/16	25,000,000	24,978,055	(b)
Ontario Teachers’ Finance Trust	0.400%	2/18/16	25,000,000	24,978,056	(b)
Oversea-Chinese Banking Corp. Ltd.	0.401%	1/5/16	50,000,000	49,980,556	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	0.401%	1/7/16	200,000,000	199,917,778	(b)
Oversea-Chinese Banking Corp. Ltd.	0.260%	2/1/16	40,000,000	39,982,089	(b)
Oversea-Chinese Banking Corp. Ltd.	0.330%	2/5/16	50,000,000	49,969,750	(b)
Province of Ontario	0.100%	12/10/15	75,000,000	74,998,125	(b)
Reckitt Benckiser Treasury	0.200%	1/13/16	50,000,000	49,988,056	(a)(b)
Reckitt Benckiser Treasury	0.300%	2/1/16	27,000,000	26,986,050	(a)(b)
Reckitt Benckiser Treasury	0.501%	3/1/16	45,000,000	44,943,125	(a)(b)
Reckitt Benckiser Treasury	0.541%	3/7/16	45,000,000	44,934,525	(a)(b)
Skandinaviska Enskilda Banken AB	0.300%	12/22/15	60,000,000	59,989,500	(a)(b)
Skandinaviska Enskilda Banken AB	0.330%	2/25/16	40,000,000	39,968,467	(a)(b)
Skandinaviska Enskilda Banken AB	0.451%	3/10/16	57,750,000	57,677,812	(a)(b)
Societe Generale N.A.	0.050%	12/1/15	100,000,000	100,000,000	(a)(b)
Societe Generale N.A.	0.050%	12/1/15	35,000,000	35,000,000	(a)(b)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Sumitomo Mitsui Banking Corp.	0.200%	12/7/15	$75,000,000	$74,997,500	(b)
Sumitomo Mitsui Banking Corp.	0.401%	2/16/16	65,000,000	64,944,389	(a)(b)
Sumitomo Mitsui Banking Corp.	0.401%	2/18/16	130,000,000	129,885,889	(a)(b)
Sumitomo Mitsui Banking Corp.	0.401%	2/18/16	55,000,000	54,951,722	(a)(b)
Sumitomo Mitsui Banking Corp.	0.401%	2/18/16	50,000,000	49,956,111	(a)(b)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.501%	3/18/16	63,430,000	63,334,855	(a)(b)
Swedbank AB	0.340%	2/19/16	50,000,000	49,962,222	(b)
Swedbank AB	0.340%	2/22/16	90,000,000	89,929,450	(b)
Swedbank AB	0.400%	2/24/16	160,000,000	159,848,889	(b)
Swedbank AB	0.400%	2/25/16	200,000,000	199,808,889	(b)
Toyota Motor Credit	0.373%	3/14/16	200,000,000	200,000,000	(c)
UBS Finance Delaware LLC	0.511%	2/10/16	50,000,000	49,949,708	(b)
UBS Finance Delaware LLC	0.511%	2/10/16	22,800,000	22,777,067	(b)
UBS Finance Delaware LLC	0.491%	4/4/16	143,000,000	142,756,701	(b)
United Overseas Bank Ltd.	0.401%	1/5/16	75,000,000	74,970,833	(a)(b)
United Overseas Bank Ltd.	0.330%	2/18/16	100,000,000	99,927,583	(a)(b)
United Overseas Bank Ltd.	0.330%	3/18/16	50,000,000	49,950,500	(a)(b)
USAA Capital Corp.	0.120%	12/3/15	51,739,000	51,738,655	(b)
USAA Capital Corp.	0.120%	12/7/15	124,895,000	124,892,502	(b)
Wal-Mart Stores Inc.	0.110%	12/7/15	93,400,000	93,398,288	(a)(b)
Walt Disney Co.	0.190%	1/12/16	40,000,000	39,991,133	(a)(b)
Westpac Banking Corp.	0.120%	12/3/15	18,000,000	17,999,880	(a)(b)
Westpac Banking Corp.	0.270%	1/13/16	31,743,000	31,732,763	(a)(b)
Westpac Banking Corp.	0.240%	1/15/16	94,000,000	93,971,800	(a)(b)
Westpac Banking Corp.	0.353%	3/2/16	30,000,000	29,999,230	(a)(c)
Westpac Banking Corp.	0.350%	3/4/16	150,000,000	150,000,000	(a)(c)

Total Commercial Paper				9,128,809,298

Corporate Bonds & Notes - 0.4%
Bank of Nova Scotia, Senior Notes	2.900%	3/29/16	88,000,000	88,669,513

Supranationals/Sovereigns - 0.8%
International Bank for Reconstruction & Development	0.175%	1/12/16	165,000,000	164,966,313	(b)

Time Deposits - 11.8%
Bank of Tokyo Mitsubishi	0.100%	12/1/15	83,201,000	83,201,000
BNP Paribas Grand Cayman	0.120%	12/1/15	100,000,000	100,000,000
Branch Banking & Trust Co.	0.050%	12/1/15	100,000,000	100,000,000
CIBC Grand Cayman	0.060%	12/1/15	200,000,000	200,000,000
Credit Agricole Grand Cayman	0.080%	12/1/15	547,278,000	547,278,000
DnB NOR Bank ASA	0.050%	12/1/15	230,000,000	230,000,000
Lloyds Bank PLC	0.060%	12/1/15	200,000,000	200,000,000
National Australia Bank Grand Cayman	0.060%	12/1/15	100,000,000	100,000,000
Natixis Grand Cayman	0.060%	12/1/15	325,000,000	325,000,000
Nordea Finland Grand Cayman	0.050%	12/1/15	100,000,000	100,000,000
Skandinaviska Enskilda Cayman	0.060%	12/1/15	190,773,000	190,773,000
Svenska Handelsbanken Grand Cayman	0.050%	12/1/15	250,000,000	250,000,000
Swedbank AB	0.050%	12/1/15	100,000,000	100,000,000

Total Time Deposits				2,526,252,000

U.S. Government Agencies - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	0.272%	4/27/17	100,000,000	99,971,384	(c)

U.S. Treasury Notes - 9.7%
U.S. Treasury Notes	0.185%	1/31/16	284,000,000	283,992,695	(c)
U.S. Treasury Notes	0.209%	4/30/16	95,370,000	95,370,515	(c)
U.S. Treasury Notes	0.210%	7/31/16	25,000,000	24,999,831	(c)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Treasury Notes - (continued)
U.S. Treasury Notes	1.500%	7/31/16	$75,000,000	$75,490,564
U.S. Treasury Notes	0.193%	10/31/16	215,000,000	214,979,131	(c)
U.S. Treasury Notes	0.214%	4/30/17	195,000,000	195,012,511	(c)
U.S. Treasury Notes	0.217%	7/31/17	865,000,000	864,873,154	(c)
U.S. Treasury Notes	0.308%	10/31/17	322,750,000	322,610,532	(c)

Total U.S. Treasury Notes				2,077,328,933

Repurchase Agreements - 1.5%
Bank of America Corp., tri-party repurchase agreement dated 11/30/15; Proceeds at maturity - $270,113,400; (Fully collateralized by U.S. government agency obligations, various corporate bonds and notes and money market instruments, 0.000% to 7.000% due 12/2/15 to 1/15/39; Market value - $279,600,001)	0.210%	2/10/16	270,000,000	270,000,000

Mitsubishi UFJ Trust & Banking Corp., tri-party repurchase agreement dated 10/23/15; Proceeds at maturity - $25,013,000; (Fully collateralized by various municipal bonds, 1.393% to 7.425% due 8/1/24 to 5/1/47; Market value - $26,250,001)	0.260%	2/10/16	25,000,000	25,000,000

Mitsubishi UFJ Trust & Banking Corp., tri-party repurchase agreement dated 11/24/15; Proceeds at maturity - $25,013,000; (Fully collateralized by various corporate bonds and notes and money market instruments, 0.000% to 2.950% due 12/1/15 to 12/18/22; Market value - $26,356,484)	0.260%	2/10/16	25,000,000	25,000,000

Total Repurchase Agreements				320,000,000

TOTAL INVESTMENTS - 101.9% (Cost - $21,859,617,717#)				21,859,617,717
Liabilities in Excess of Other Assets - (1.9)%				(401,709,048)

TOTAL NET ASSETS - 100.0%				$21,457,908,669

(a)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Rate shown represents yield-to-maturity.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$21,859,617,717	—	$21,859,617,717

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The compliance date for most of these changes is October 14, 2016.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 21, 2016